UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2001
                                                     -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-----------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

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Form 13F Information Table Entry Total:


         69

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$295,115 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
Electronic Data
  Systems              COM          285661104         8432      123000       shs            SOLE                  123000
First Data             COM          319963104         6707       85500       shs            SOLE                   85500
NDS Gp                 COM          628891103          401       20000       shs            SOLE                   20000
Allegiance Telecom     COM          01747T102         3026      495000       shs            SOLE                  495000
Biogen NV              COM          090597105         4588       80000       shs            SOLE                   80000
Chippac                COM          169657103          972      131000       shs            SOLE                  131000
Ciena                  COM          171779101         1431      100000       shs            SOLE                  100000
Interwoven             COM          461142101         3409      510000       shs            SOLE                  510000
Macromedia             COM          556100105         1246       70000       shs            SOLE                   70000
Mercury Interactive    COM          589405109         6796      244400       shs            SOLE                  244400
NDS Group              COM          628891103          110        5000       shs            SOLE                    5000
Netiq                  COM          64115P102         7052      241000       shs            SOLE                  241000
Packeteer              COM          695210104         1871      253900       shs            SOLE                  253900
Peoplesoft             COM          712713106         3015       75000       shs            SOLE                   75000
Peregrine Systems      COM          71366Q101         1928      180000       shs            SOLE                  180000
Prof Staf              COM          74315R105          272      123782       shs            SOLE                  123782
Proxim                 COM          744283102         1503      151500       shs            SOLE                  151500
Rational Software      COM          75409P202         1950      150000       shs            SOLE                  150000
Siebel Sys             COM          826170102         3498      125000       shs            SOLE                  125000
Signal Tech            COM          826675100          423       73800       shs            SOLE                   73800
Veritas Software       COM          923436109         7257      161876       shs            SOLE                  161876
Amazon.Com             COM          023135106         3679      340000       shs            SOLE                  340000
Amgen                  COM          031162100         5644      100000       shs            SOLE                  100000
Anaren Microwave       COM          032744104         1138       65700       shs            SOLE                   65700
Applied Mats           COM          038222105         8434      210316       shs            SOLE                  210316
Aspen Technology       COM          045327103         1008       60000       shs            SOLE                   60000
Automatic Data
  Processing           COM          053015103         4830       82000       shs            SOLE                   82000
Ballard Power Systems  COM          058586108         1434       48500       shs            SOLE                   48500
Bristol Myers Squibb   COM          110122108         6120      120000       shs            SOLE                  120000
Brooks Automation      COM          114340102         2440       85000       shs            SOLE                   85000
Cisco Systems          COM          17275R102         7878      435000       shs            SOLE                  435000
Cognex                 COM          192422103         3585      197900       shs            SOLE                  197900
Computer Assoc
  International        COM          12673P105         5691      165000       shs            SOLE                  165000
Cyberonics             COM          23251P102          297       11200       shs            SOLE                   11200
Dell Inc               COM          24702R101        11416      420000       shs            SOLE                  420000
Electronic Arts        COM          285512109         8693      145000       shs            SOLE                  145000
EMC Mass               COM          268648102         2184      162500       shs            SOLE                  162500
Finisar Corp           COM          31787A101         1332      131000       shs            SOLE                  131000
Intel                  COM          458140100         5078      161448       shs            SOLE                  161448
International
  Business Machines    COM          459200101        13910      115000       shs            SOLE                  115000
Jabil Circuit          COM          466313103         2954      130000       shs            SOLE                  130000
Johnson & Johnson      COM          478160104         6383      108000       shs            SOLE                  108000
Juniper Networks       COM          48203R104         1417       74750       shs            SOLE                   74750
Kana Software          COM          483600300          778       40000       shs            SOLE                   40000
KLA Tencor             COM          482480100         7558      152500       shs            SOLE                  152500
Lantronix              COM          516548104         1035      163800       shs            SOLE                  163800
Liberate Techs         COM          530129105         4018      382900       shs            SOLE                  382900
LTX                    COM          502392103          827       39500       shs            SOLE                   39500
Medtronic              COM          585055106         9986      195000       shs            SOLE                  195000
Microchip Technology   COM          595017104         4649      120000       shs            SOLE                  120000
Micron Tech            COM          595112103        10695      367000       shs            SOLE                  367000
Microsemi              COM          595137100         1271       42800       shs            SOLE                   42800
Microsoft              COM          594918104        14575      220000       shs            SOLE                  220000
Omnivision Techs       COM          682128103          707       78700       shs            SOLE                   78700
Oracle                 COM          68389X105         6836      495000       shs            SOLE                  495000
Pfizer                 COM          717081103         6854      172000       shs            SOLE                  172000
Qualcomm               COM          747525103         4899       97000       shs            SOLE                   97000
Semtech                COM          816850101          707       19800       shs            SOLE                   19800
Silicon Precn Inds     COM          827084864           21        4993       shs            SOLE                    4993
Sun Microsystems       COM          866810203         5166      420000       shs            SOLE                  420000
Symantec               COM          871503108         4975       75000       shs            SOLE                   75000
Teradyne               COM          880770102         9645      320000       shs            SOLE                  320000
Texas Insts            COM          882508104         8400      300000       shs            SOLE                  300000
Time Warner Inc        COM          00184A105         5926      184600       shs            SOLE                  184600
Veeco Instruments      COM          922417100         1777       49300       shs            SOLE                   49300
Vitesse Semicon        COM          928497106         5469      440000       shs            SOLE                  440000
Xilinx                 COM          983919101         6102      156250       shs            SOLE                  156250
Zimmer Holdings        COM          98956P102           15         500       shs            SOLE                     500
Zygo                   COM          989855101          795       50000       shs            SOLE                   50000
